INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS
Summary of Investments balances

	At December 31	At December 31
(in thousands)	2022	2021

Investments:
Equity instruments
Shares	$8,022	$14,349
Warrants	87	229
Uranium	162,536	133,114
	$170,645	$147,692

Investments-by balance sheet presentation:
Current	$8,022	$14,437
Long-term	162,623	133,255
	$170,645	$147,692

	Number of	Warrant
(in thousands except warrant amounts)	Warrants	Liability

Balance-December 31, 2021	32,500,000	$1,625
Change in fair value to (profit) and loss (note 21)	—	(1,625)
Balance-December 31, 2022	32,500,000	$—

Summary of Investments continuity

	Equity	Physical
(in thousands)	Instruments	Uranium	Total

Balance-January 1, 2021	$16,950	$—	$16,950
Purchase of investments	—	91,674	91,674
Sale of investments	(12,826)	—	(12,826)
Fair value gain to profit and (loss) (note 21)	10,454	41,440	51,894
Balance-December 31, 2021	$14,578	$133,114	$147,692
Change in fair value gain to profit and (loss) (note 21)	(6,469)	29,422	22,953
Balance-December 31, 2022	$8,109	$162,536	$170,645